UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period:  5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS LifeCompass 2040 Fund
	Shares	Value ($)
Equity - Equity Funds 82.0%
DWS Capital Growth Fund "Institutional"	43,579	2,515,824
DWS Communications Fund "Institutional"	7,180	138,438
DWS Diversified International Equity Fund "Institutional"	228,121	1,729,159
DWS Dreman International Value Fund "Institutional"	5,793	56,717
DWS Dreman Mid Cap Value Fund "Institutional"	9,669	117,377
DWS Dreman Small Cap Value Fund "Institutional"	21,913	856,587
DWS EAFE Equity Index Fund "Institutional"	17,816	241,406
DWS Emerging Markets Equity Fund "Institutional"	65,306	1,261,713
DWS Equity 500 Index Fund "Institutional"	21,998	3,366,338
DWS Global Small Cap Growth Fund "Institutional"	18,030	766,441
DWS Global Thematic Fund "Institutional"	17,488	443,501
DWS Gold & Precious Metals Fund "Institutional"	5,430	120,607
DWS Growth & Income Fund "Institutional"	151,473	2,705,316
DWS Health Care Fund "Institutional"*	12,517	363,629
DWS International Fund "Institutional"	39,938	1,868,712
DWS Large Cap Focus Growth Fund "Institutional"*	3,153	101,535
DWS Large Cap Value Fund "Institutional"	49,763	935,542
DWS Mid Cap Growth Fund "Institutional"	129	2,128
DWS RREEF Global Infrastructure Fund "Institutional"	32,739	345,392
DWS RREEF Global Real Estate Securities Fund "Institutional"	11,132	90,612
DWS RREEF Real Estate Securities Fund "Institutional"	21,783	441,320
DWS S&P 500 Plus Fund "S"	190,450	2,483,462
DWS Small Cap Core Fund "S"	78,683	1,472,163
DWS Small Cap Growth Fund "Institutional"*	23,632	587,722
DWS Strategic Value Fund "Institutional"	93,232	3,247,274
DWS Technology Fund "Institutional"	78,070	1,165,578
DWS World Dividend Fund "Institutional"	21,843	555,686

Total Equity - Equity Funds (Cost $23,043,401)		27,980,179
Exchange-Traded Funds 11.4%
iShares MSCI Australia Index Fund	16,751	447,587
iShares MSCI Canada Index Fund	17,982	591,608
iShares MSCI EAFE Small Cap Index Fund	13,216	591,680
iShares MSCI France Index Fund	1,592	44,703
iShares MSCI Germany Index Fund	11,164	303,103
iShares MSCI Japan Index Fund	41,348	424,644
iShares MSCI Netherlands Investable Market Index Fund	249	5,657
iShares MSCI Switzerland Index Fund	282	7,998
iShares MSCI United Kingdom Index Fund	78,078	1,456,935

Total Exchange-Traded Funds (Cost $3,140,061)		3,873,915
Fixed Income - Bond Funds 5.4%
DWS Core Fixed Income Fund "Institutional"	38,767	367,902
DWS Enhanced Commodity Strategy Fund "Institutional"*	69,527	325,385
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	23,953	258,450
DWS Enhanced Global Bond Fund "S"	15,926	167,857
DWS Floating Rate Plus Fund "Institutional"	3,937	37,242
DWS Global Inflation Plus Fund "Institutional"	16,168	172,998
DWS GNMA Fund "Institutional"	91	1,410
DWS High Income Fund "Institutional"	28,173	138,330
DWS Short Duration Plus Fund "Institutional"	235	2,238
DWS US Bond Index Fund "Institutional"	34,356	370,015

Total Fixed Income - Bond Funds (Cost $1,773,934)		1,841,827
Market Neutral Fund 0.2%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $86,109)	8,908	83,289
Fixed Income - Money Market Fund 1.7%
Central Cash Management Fund (Cost $587,919)	587,919	587,919

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $28,631,424) †	100.7	34,367,129
Other Assets and Liabilities, Net	(0.7)	(231,615)

Net Assets	100.0	34,135,514

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $28,910,780.  At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $5,456,349.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,740,436 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $284,087.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$27,980,179	$—	$—	$27,980,179
Exchange-Traded Funds	3,873,915	—	—	3,873,915
Bond Funds	1,841,827	—	—	1,841,827
Market Neutral Fund	83,289	—	—	83,289
Money Market Fund	587,919	—	—	587,919
Total	$34,367,129	$—	$—	$34,367,129

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011